Related Party Transactions and Balances (Other Payables Due to Related Parties) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Year-End Related Party Balances [Line Items]
Other payables due to related parties	3,779,497	13,552,080
Minimum [Member]
Schedule of Year-End Related Party Balances [Line Items]
Annual interest rate	5.05%	5.05%
Maximum [Member]
Schedule of Year-End Related Party Balances [Line Items]
Annual interest rate	6.71%	6.71%
Shanghai Shulong Technology Co., Ltd. [Member]
Schedule of Year-End Related Party Balances [Line Items]
Other payables due to related parties	3,404,497	6,345,068
Shanghai Shulong Computer Technology Co., Ltd. [Member]
Schedule of Year-End Related Party Balances [Line Items]
Other payables due to related parties	0	6,832,012
Other related party [Member]
Schedule of Year-End Related Party Balances [Line Items]
Other payables due to related parties	375,000	375,000